United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.40	$24.04	$15.99	$22.07	$20.69	$18.08
Income From Investment Operations:
Net investment income	0.94[1]	1.90[1]	1.75[1]	1.69[1]	1.47[1]	1.34[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	1.46	6.30	(7.77)	(0.09)	1.27
TOTAL FROM INVESTMENT OPERATIONS	1.09	3.36	8.05	(6.08)	1.38	2.61
Net Asset Value, End of Period	$28.49	$27.40	$24.04	$15.99	$22.07	$20.69
Total Return[2]	3.98%	13.98%	50.34%	(27.55)%	6.67%	14.44%
Ratios to Average Net Assets:
Net expenses	0.00%[4]	0.00%	0.00%[3]	0.05%	0.05%	0.05%
Net investment income	6.81%[4]	7.41%	8.46%	7.95%	6.82%	6.94%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.17%	0.14%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$689,545	$698,514	$461,477	$182,058	$417,205	$422,057
Portfolio turnover	16%	23%	30%	61%	65%	75%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,039.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2011, the Fund's issuer country exposure composition was as follows:

Country	Exposure as a Percentage of Total Net Assets[1]
Russia	15.0%
Brazil	12.5%
Mexico	11.8%
Turkey	8.4%
Indonesia	8.1%
Venezuela	8.0%
Argentina	7.0%
Colombia	3.9%
Peru	3.6%
Philippines	3.2%
Uruguay	3.0%
United Arab Emirates	1.8%
Panama	1.8%
Qatar	1.3%
El Salvador	1.1%
South Africa	0.9%
Egypt	0.8%
Poland	0.7%
Sri Lanka	0.7%
Chile	0.6%
Hungary	0.5%
Lithuania	0.5%
Belize	0.4%
Trinidad and Tobago	0.4%
Croatia	0.3%
Guatemala	0.3%
India	0.3%
Ukraine	0.3%
Dominican Republic	0.2%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	1.8%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Shares Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCK – 0.0%
		Telecommunications & Cellular – 0.0%
8,000	[1]	Satelites Mexicanos SA, de CV, Class INS (IDENTIFIED COST $4,960,000)	120,000
		Corporate Bonds – 32.3%
		Banking – 3.5%
3,000,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	3,189,750
1,500,000	[2,3]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,492,500
4,000,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	4,677,600
2,000,000	[2,3]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	2,050,000
3,000,000	[2,3]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	2,895,000
2,000,000	[2,3]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,006,872
4,000,000	[2,3]	ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 4.75%, 11/25/2016	4,011,812
3,500,000	[2,3]	VTB Capital SA, Bond, Series144A, 6.25%, 6/30/2035	3,722,617
		TOTAL	24,046,151
		Broadcast Radio & TV – 0.7%
3,800,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	4,928,361
		Building Materials – 1.1%
3,235,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	3,562,382
4,000,000	[2,3]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	3,980,307
		TOTAL	7,542,689
		Cable & Wireless Television – 0.7%
4,250,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	4,898,125
		Capital Goods — Aerospace & Defense – 0.4%
2,400,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	2,610,000
		Chemicals & Plastics – 1.1%
3,200,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	3,216,000
4,000,000	[2,3]	Sociedad Quimica Y Minera de Chile, Note, Series 144A, 5.50%, 4/21/2020	4,152,132
		TOTAL	7,368,132
		Conglomerate – 0.9%
6,100,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	6,420,250
		Construction & Engineering – 0.5%
3,200,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	3,520,000
		Container & Glass Products – 0.8%
5,400,000		Vitro SA, Note, 11.75%, 11/1/2013	4,239,000
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,570,000
		TOTAL	5,809,000
		Materials – 0.5%
3,500,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	3,858,750
		Metals & Mining – 1.5%
5,000,000	[2,3]	Bumi Investment PTE Ltd., Company Guarantee, Series144A, 10.75%, 10/6/2017	5,737,500
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,256,856
		TOTAL	9,994,356
		Mortgage Banks – 0.7%
4,425,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	4,779,000
Semi-Annual Shareholder Report

Shares Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Oil & Gas – 11.6%
5,000,000		CITGO Petroleum Corp., Sr. Secd. Note, Series REGS, 11.50%, 7/1/2017	5,775,000
6,550,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	7,802,688
5,092,363		Gazprom International SA, Series REGS, 7.201%, 2/1/2020	5,586,576
10,850,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	13,616,750
4,000,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	4,044,378
3,800,000	[2,3]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	3,980,500
1,850,000	[2,3]	Pacific Rubiales, Series 144A, 8.75%, 11/10/2016	2,095,125
1,150,000	[2,3]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,138,500
1,000,000	[2,3]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	993,800
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,392,357
24,800,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	17,546,000
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,701,700
2,750,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	2,818,750
2,100,000	[2,3]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	2,352,000
		TOTAL	79,844,124
		Paper Products – 0.9%
2,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	2,137,500
3,709,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	4,134,052
		TOTAL	6,271,552
		Pharmaceuticals – 0.6%
4,000,000	[2,3]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	4,010,000
		Real Estate – 0.6%
4,000,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	4,102,577
		Telecommunications & Cellular – 2.8%
1,800,000		America Movil S.A.B. de C.V., Company Guarantee, Series WI, 5.00%, 10/16/2019	1,908,832
3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	3,442,500
1,500,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,723,545
3,300,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	3,134,491
1,800,000	[2,3]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,765,384
2,600,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	2,740,400
4,500,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.00%, 10/1/2017	4,626,675
		TOTAL	19,341,827
		Utilities – 3.4%
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,134,400
1,000,000	[2,3]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	999,977
1,500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	1,621,245
4,000,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	4,133,924
6,010,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	7,036,808
4,750,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	5,521,671
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,276,000
		TOTAL	23,724,025
		TOTAL CORPORATE BONDS (IDENTIFIED COST $215,101,896)	223,068,919
		Floating Rate Loan – 0.1%
1,400,000	[4]	Carolbrl, 4.00288%, 9/28/2011 (IDENTIFIED COST $1,375,629)	784,000
Semi-Annual Shareholder Report

Shares Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		Governments/Agencies – 65.0%
		Sovereign – 65.0%
7,150,000		Argentina, Government of, Bond, 0.467%, 8/3/2012	1,742,813
42,000,000		Argentina, Government of, Note, 1.00%, 12/15/2035	5,292,000
31,950,065		Argentina, Government of, Note, 8.28%, 12/31/2033	28,036,182
13,723,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	13,290,725
240		Argentina, Government of, Sr. Unsecd. Note, 12.00%, 12/15/2035	28
3,200,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	2,688,000
4,000,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	5,456,000
7,000,000		Brazil, Government of, Note, 8.00%, 1/15/2018	8,428,000
6,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	8,211,000
7,400,000		Colombia, Government of, 7.375%, 9/18/2037	9,187,100
3,500,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	3,776,827
3,100,000		Colombia, Government of, Note, 7.375%, 1/27/2017	3,761,850
2,100,000	[2,3]	Croatia, Government of, Note, 144A, 6.625%, 7/14/2020	2,225,475
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,582,500
2,680,000	[2,3]	Egypt, Government of, Note, 144A, 5.75%, 4/29/2020	2,666,600
3,100,000	[2,3]	Egypt, Government of, Note, 144A, 6.875%, 4/30/2040	2,960,500
1,750,000	[2,3]	Guatemala, Government of, Note, 144A, 9.25%, 8/1/2013	1,968,750
3,000,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	3,193,887
14,700,000		Indonesia, Government of, 6.625%, 2/17/2037	16,363,305
10,000,000		Indonesia, Government of, 7.75%, 1/17/2038	12,425,000
3,500,000	[2,3]	Indonesia, Government of, 144A, 8.50%, 10/12/2035	4,672,500
5,300,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, 144A, 11.625%, 3/4/2019	7,751,250
2,800,000	[2,3]	Lithuania, Government of, Bond, 144A, 7.375%, 2/11/2020	3,276,116
3,000,000		Mexico, Government of, Sr. Note, 5.75%, 10/12/2110	2,798,843
7,950,000		Panama, Government of, 6.70%, 1/26/2036	9,312,091
2,400,000		Panama, Government of, 7.25%, 3/15/2015	2,839,089
13,095,000		Peru, Government of, 6.55%, 3/14/2037	14,515,807
4,620,000		Peru, Government of, Bond, 7.35%, 7/21/2025	5,613,300
2,650,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	2,683,125
10,000,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	10,850,000
3,900,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 7/15/2019	4,448,438
12,730,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	15,880,675
9,000,000	[2,3]	Russia, Government of, Bond, 144A, 5.00%, 4/29/2020	9,217,125
50,792,800		Russia, Government of, Unsub., 7.50%, 3/31/2030	59,882,172
3,700,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	4,037,163
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	2,141,100
2,000,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	2,191,500
2,690,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 6.25%, 10/4/2020	2,703,450
10,000,000		Turkey, Government of, 6.75%, 5/30/2040	10,855,000
10,070,000		Turkey, Government of, 6.875%, 3/17/2036	11,097,140
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	7,660,800
16,320,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	17,197,200
9,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	11,269,375
600,000		Ukraine, Government of, Bond, 7.65%, 6/11/2013	636,330
10,000,000		United Mexican States, 6.75%, 9/27/2034	11,664,503
26,400,000		United Mexican States, Note, 5.125%, 1/15/2020	28,398,348
12,600,000		United Mexican States, Sr. Unsecd. Note, 5.95%, 3/19/2019	14,439,600
Semi-Annual Shareholder Report

Shares Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	4,572,036
12,400,000		Venezuela, Government of, 10.75%, 9/19/2013	12,362,800
29,150,000		Venezuela, Government of, 9.375%, 1/13/2034	19,778,275
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $414,509,162)	448,001,693
		MUTUAL FUND – 0.8%
5,423,286	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	5,423,286
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $641,369,973)[7]	677,397,898
		OTHER ASSETS AND LIABILITIES - NET — 1.8%[8]	12,146,924
		TOTAL NET ASSETS — 100%	$689,544,822
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $141,630,786, which represented 20.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $141,630,786, which represented 20.5% of total net assets.
4	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
5	Affiliated holding.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $639,874,055.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$ —	$120,000	$ —	$120,000
Debt Securities:
Corporate Bonds	—	223,068,919	—	223,068,919
Floating Rate Loan	—	784,000	—	784,000
Governments/Agencies	—	448,001,693	—	448,001,693
Mutual Fund	5,423,286	—	—	5,423,286
TOTAL SECURITIES	$5,423,286	$671,974,612	$ —	$677,397,898

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $5,423,286 of investment in an affiliated holding (Note 5) (identified cost $641,369,973)		$677,397,898
Cash denominated in foreign currencies (identified cost $3,093)		3,332
Income receivable		12,091,285
Bank loan receivable		124,542
TOTAL ASSETS		689,617,057
Liabilities:
Payable for custodian fees	$43,195
Payable for auditing fees	12,902
Payable for legal fees	2,870
Payable for portfolio accounting fees	9,767
Accrued expenses	3,501
TOTAL LIABILITIES		72,235
Net assets for 24,204,858 shares outstanding		$689,544,822
Net Assets Consist of:
Paid-in capital		$405,075,545
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		36,028,164
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		27,076,148
Undistributed net investment income		221,364,965
TOTAL NET ASSETS		$689,544,822
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$689,544,822 ÷ 24,204,858 shares outstanding		$28.49

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Interest		$23,122,795
Dividends received from an affiliated holding (Note 5)		12,595
TOTAL INCOME		23,135,390
Expenses:
Custodian fees	$89,788
Transfer and dividend disbursing agent fees and expenses	6,996
Directors'/Trustees' fees	6,060
Auditing fees	12,927
Legal fees	3,350
Portfolio accounting fees	65,018
Printing and postage	5,619
Insurance premiums	2,817
Miscellaneous	1,958
TOTAL EXPENSES	194,533
Reimbursement of other operating expenses (Note 5)	(194,533)
Net expenses		—
Net investment income		23,135,390
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments		5,609,638
Net realized loss on swap contracts		(693,197)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(2,053,239)
Net realized and unrealized gain on investments, swap contracts and foreign currency transactions		2,863,202
Change in net assets resulting from operations		$25,998,592

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,135,390	$45,909,240
Net realized gain on investments, swap contracts and foreign currency transactions	4,916,441	8,018,815
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,053,239)	26,692,897
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,998,592	80,620,952
Share Transactions:
Proceeds from sale of shares	111,026,100	214,669,756
Cost of shares redeemed	(145,993,983)	(58,253,591)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,967,883)	156,416,165
Change in net assets	(8,969,291)	237,037,117
Net Assets:
Beginning of period	698,514,113	461,476,996
End of period (including undistributed net investment income of $221,364,965 and $198,229,575, respectively)	$689,544,822	$698,514,113

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. ORGANIZATION

Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000, and offered only to registered investment companies and other accredited investors. The Trust consists of one portfolio. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing primarily in emerging market fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At May 31, 2011, the Fund had no outstanding swap contracts.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(693,197)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CONTRIBUTIONS/WITHDRAWALS

Transactions in shares were as follows:

	Six Months Ended 5/31/2011	Year Ended 11/30/2010
Proceeds from contributions	4,034,882	8,536,278
Fair value of withdrawals	(5,326,226)	(2,235,485)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(1,291,344)	6,300,793

4. FEDERAL TAX INFORMATION

At May 31, 2011, the cost of investments for federal tax purposes was $639,874,055. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $37,523,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,573,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,049,804.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the “Adviser”), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended May 31, 2011, the Adviser voluntarily reimbursed $194,533 of other operating expenses.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FASI provides administrative personnel and services at no fee.

Semi-Annual Shareholder Report

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	23,467,140	119,832,990	137,876,844	5,423,286	$5,423,286	$12,595

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2011, were as follows:

Purchases	$112,027,962
Sales	$103,259,631

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

8. CONCENTRATION OF RISK

Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

emerging markets fixed income core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Emerging Markets Fixed Income Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409R102

31868 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Core Trust II, L.P.

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011